Net Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of net revenues

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Product revenues
Revenue from LiDAR products	685,333	1,122,237	1,735,254
Revenue from gas detection products	19,533	23,967	26,863
Other revenues	1,200	5,663	2,773
Service revenues
Engineering design, development and validation service and solution revenue	14,026	43,101	100,493
Other service revenues	676	7,702	11,606
Total	720,768	1,202,670	1,876,989

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Revenue recognized at a point of time	706,066	1,175,758	1,783,803
Revenue recognized over time	14,702	26,912	93,186
Total	720,768	1,202,670	1,876,989

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue by geographic location
Mainland China	269,634	697,294	991,912
North America	352,981	358,549	748,147
Europe	67,912	86,153	70,500
Other regions	30,241	60,674	66,430
Total	720,768	1,202,670	1,876,989

Schedule of movements of the accounts receivable and contract balances

	Accounts	Contract	Contract
	Receivable	assets	liabilities
	RMB	RMB	RMB
Opening Balance as of January 1, 2021	56,319	38,337	9,357
Increase, net	29,502	108,200	113,246
Ending Balance as of December 31, 2021	85,821	146,537	122,603
Increase(decrease), net	399,223	(133,937)	(82,225)
Ending Balance as of December 31, 2022	485,044	12,600	40,378
Increase(decrease), net	39,774	7,088	39,547
Ending Balance as of December 31, 2023	524,818	19,688	79,925